                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment [   ]; Amendment Number: ____
This Amendment (Check only one):              [   ] is a restatement
                                              [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Firelake Capital Management, LLC
Address:          575 High Street, Suite 330
                  Palo Alto, CA 94301

Form 13F File Number:  28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:               Firelake Capital Management, LLC

Name:             Fred W. Kittler
Title:            Managing Director
Phone:            650-321-0880

Signature, Place, and Date of Signing:

/s/ Fred W. Kittler               Palo Alto, CA             November 10, 2006
------------------------          -------------             -----------------
[Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:               0
                                                 --------
Form 13F Information Table Entry Total:          23
                                                 --------
Form 13F Information Table Value Total:          $119,404
                                                 --------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  NONE

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
                                                    MARKET
                                TITLE                VALUE       SHARE                                                  VOTING
                                 OF                (X$1000)      / PRN   SHARE /  PUT /  INVESTMENT   OTHER           AUTHORITY
           NAME OF ISSUER       CLASS    CUSIP       (USD)       AMOUNT     PRN   CALL   DISCRETION  MANAGERS    SOLE    SHARED NONE
ADVANCED ANALOGIC TECH INC       COM   00752J108      3,294      600,000    SH               SOLE                600,000
APPLIED MICRO CIRCUITS CORP      COM   03822W109      6,624    2,300,000    SH               SOLE              2,300,000
ATHEROS COMMUNICATIONS INC       COM   04743P108     12,691      700,000    SH               SOLE                700,000
CALIFORNIA MICRO DEVICES CORP    COM   130439102      3,060      600,000    SH               SOLE                600,000
CHORDIANT SOFTWARE INC           COM   170404107      3,377    1,100,000    SH               SOLE              1,100,000
CYBERSOURCE CORP                 COM   23251J106      2,366      200,000    SH               SOLE                200,000
DIVERSA CORP                     COM   255064107   1,759.59      219,400    SH               SOLE                219,400
EQUINIX INC                      COM   29444U502      7,212      120,000    SH               SOLE                120,000
INFORMATICA CORP                 COM   45666Q102  10,192.50      750,000    SH               SOLE                750,000
LEADIS TECHNOLOGY INC            COM   52171N103      3,555      900,000    SH               SOLE                900,000
MACROVISION CORP                 COM   555904101     592.25       25,000    SH               SOLE                 25,000
MAXWELL TECHNOLOGIES INC         COM   577767106   7,322.40      360,000    SH               SOLE                360,000
MONOLITHIC POWER SYSTEMS INC     COM   609839105      2,838      300,000    SH               SOLE                300,000
NETLOGIC MICROSYSTEMS INC        COM   64118B100   5,581.40      220,000    SH               SOLE                220,000
NETWORK EQUIPMENT TECHNOLOGIES   COM   641208103      3,090      750,000    SH               SOLE                750,000
PERICOM SEMICONDUCTOR CORP       COM   713831105      4,875      500,000    SH               SOLE                500,000
SILICON IMAGE INC                COM   82705T102      5,724      450,000    SH               SOLE                450,000
SIRF TECHNOLOGY HLDG INC         COM   82967H101      4,798      200,000    SH               SOLE                200,000
STRATEX NETWORKS INC             COM   86279T109     11,100    2,500,000    SH               SOLE              2,500,000
SYMYX TECHNOLOGIES INC           COM   87155S108   6,886.75      325,000    SH               SOLE                325,000
VA SOFTWARE CORP                 COM   91819B105   2,050.20      510,000    SH               SOLE                510,000
VOLTERRA SEMICONDUCTOR CORP      COM   928708106   9,457.50      582,000    SH               SOLE                582,000
WJ COMMUNICATIONS INC            COM   929284107    957.096      443,100    SH               SOLE                443,100